UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04400

T. Rowe Price Equity Income Fund

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments

Equity Income Fund	September 30, 2016

T. Rowe Price Equity Income Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 96.8%		
CONSUMER DISCRETIONARY 10.5%		
Auto Components 1.9%		
Johnson Controls International	9,143,444	425,445
		425,445
Automobiles 0.4%		
General Motors	3,025,000	96,104
		96,104
Hotels, Restaurants & Leisure 1.9%		
Carnival	3,025,000	147,681
Las Vegas Sands	4,500,000	258,930
		406,611
Leisure Products 1.0%		
Mattel	6,893,211	208,726
		208,726
Media 3.8%		
Comcast, Class A	3,901,500	258,826
News Corp, Class A	13,300,000	185,934
Time Warner	310,000	24,679
Twenty-First Century Fox	10,375,000	256,677
Walt Disney	1,232,600	114,459
		840,575
Multiline Retail 1.4%		
Kohl's	4,224,600	184,826
Macy's	3,295,700	122,106
		306,932

ENERGY 10.9%

Oil, Gas & Consumable Fuels 10.9%		
Anadarko Petroleum	325,000	20,592
Apache	3,700,957	236,380
Canadian Natural Resources	5,675,000	181,827
Chevron	2,200,000	226,424
EQT	970,000	70,441
ExxonMobil	6,420,000	560,338
Hess	3,850,000	206,437
Occidental Petroleum	2,175,000	158,601
PrairieSky Royalty (CAD)	171,000	3,487
Royal Dutch Shell, ADR	6,975,000	349,238
Total (EUR)	7,700,000	364,958
Total, Rights, 10/21/16 (EUR) (3)	7,466,882	—
Total Energy		2,378,723

FINANCIALS 21.5%

Banks 8.7%		
Bank of America	11,900,000	186,235
Citigroup	5,750,000	271,572
Fifth Third Bancorp	7,440,300	152,229
JPMorgan Chase	9,860,000	656,577
KeyCorp	9,200,000	111,964
PNC Financial Services Group	1,750,000	157,658
Royal Bank of Scotland (GBP) (3)	34,105,723	79,200
U.S. Bancorp	1,500,000	64,335
Wells Fargo	5,248,500	232,404
		1,912,174
Capital Markets 6.4%		
Ameriprise Financial	2,690,000	268,382
Bank of New York Mellon	4,225,000	168,493
Morgan Stanley	11,650,000	373,499
Northern Trust	3,870,000	263,121

Och-Ziff Capital Management, Partnership	6,450,000	27,993
State Street	4,275,000	297,668
		1,399,156
Consumer Finance 1.3%		
American Express	4,400,000	281,776
		281,776
Insurance 5.1%		
Chubb	319,600	40,158
Loews	8,175,000	336,401
Marsh & McLennan	3,960,000	266,310
MetLife	7,425,000	329,893
Willis Towers Watson	609,200	80,883
XL	1,775,000	59,693
		1,113,338
Total Financials		4,706,444
HEALTH CARE 9.1%		
Biotechnology 0.5%		
Gilead Sciences	1,425,000	112,746
		112,746
Health Care Equipment & Supplies 1.1%		
Becton, Dickinson & Company	970,000	174,338
Medtronic	750,000	64,800
		239,138
Health Care Providers & Services 1.2%		
Anthem	2,100,000	263,151
		263,151
Pharmaceuticals 6.3%		
Bristol-Myers Squibb	3,100,000	167,152
GlaxoSmithKline (GBP)	6,200,000	132,125

Johnson & Johnson	3,380,000	399,279
Merck	3,375,000	210,634
Pfizer	13,875,000	469,946
		1,379,136
Total Health Care		1,994,171
INDUSTRIALS & BUSINESS SERVICES 12.0%		
Aerospace & Defense 3.4%		
Boeing	3,110,000	409,712
Harris	3,190,000	292,236
United Technologies	487,100	49,489
		751,437
Air Freight & Logistics 0.9%		
UPS, Class B	1,810,000	197,942
		197,942
Airlines 0.3%		
Southwest Airlines	1,700,000	66,113
		66,113
Electrical Equipment 1.1%		
Emerson Electric	4,250,000	231,668
		231,668
Industrial Conglomerates 1.9%		
GE	14,050,000	416,161
		416,161
Machinery 3.3%		
Cummins	1,068,600	136,941
Deere	1,040,000	88,764
Flowserve	2,425,000	116,982
Illinois Tool Works	1,940,000	232,489

Pentair	2,320,000	149,037
		724,213
Road & Rail 1.1%		
Canadian Pacific Railway	205,000	31,303
Norfolk Southern	200,000	19,412
Union Pacific	1,947,500	189,940
		240,655
Total Industrials & Business Services		2,628,189
INFORMATION TECHNOLOGY 9.8%		
Communications Equipment 1.3%		
Cisco Systems	8,875,000	281,515
		281,515
Electronic Equipment, Instruments & Components 0.4%		
TE Connectivity	1,325,000	85,304
		85,304
Semiconductor & Semiconductor Equipment 4.6%		
Analog Devices	2,850,000	183,683
Applied Materials	8,950,000	269,843
Qualcomm	4,425,000	303,112
Texas Instruments	3,580,000	251,244
		1,007,882
Software 2.3%		
CA	1,180,000	39,034
Microsoft	8,025,000	462,240
		501,274
Technology Hardware, Storage & Peripherals 1.2%		
Apple	720,000	81,396

Western Digital	3,175,000	185,642
		267,038
Total Information Technology		2,143,013
MATERIALS 4.8%		
Chemicals 2.1%		
CF Industries	5,500,000	133,925
EI du Pont de Nemours	4,850,000	324,804
		458,729
Construction Materials 0.8%		
Vulcan Materials	1,520,000	172,870
		172,870
Containers & Packaging 1.2%		
International Paper	5,125,000	245,897
Westrock	550,000	26,664
		272,561
Metals & Mining 0.7%		
Nucor	2,910,000	143,900
		143,900
Total Materials		1,048,060
REAL ESTATE 1.5%		
Real Estate Investment Trusts 1.5%		
Rayonier, REIT	5,169,000	137,185
Weyerhaeuser, REIT	5,925,000	189,245
Total Real Estate		326,430
TELECOMMUNICATION SERVICES 2.8%		
Diversified Telecommunication Services 2.4%		
CenturyLink	3,850,000	105,606

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Income Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Equity Income Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund incepted on October 31, 1985. The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Trustees (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2016:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2016.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

When-Issued Securities
The fund may enter into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2016, the cost of investments for federal income tax purposes was $16,281,292,000. Net unrealized gain aggregated $5,560,889,000 at period-end, of which $6,205,719,000 related to appreciated investments and $644,830,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Income Fund

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 22, 2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 22, 2016

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 22, 2016